Derivative financial instruments - Schedule of Ineffectiveness Recognized in Profit (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Fair value hedges
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	$ 430	$ 3,247
Fair value hedges | Current
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	430	3,247
Fair value hedges | Matured
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	68	(19)
Fair value hedges | Total
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	498	3,228
Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	(619)	281
Cash flow hedges | Current
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	(619)	281
Cash flow hedges | Matured
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	123	(483)
Cash flow hedges | Total
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	(496)	(202)
Loans | Fair value hedges | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss		7
Loans | Fair value hedges | Interest rate risk | Current
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	0	7
Loans | Fair value hedges | Interest rate risk | Matured
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	4	7
Loans | Fair value hedges | Interest rate risk | Total
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	4	14
Loans | Fair value hedges | Interest rate and foreign exchange risk | Current
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	0	0
Loans | Fair value hedges | Interest rate and foreign exchange risk | Matured
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	(1)	(26)
Loans | Fair value hedges | Interest rate and foreign exchange risk | Total
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	(1)	(26)
Loans | Cash flow hedges | Interest rate and foreign exchange risk | Current
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	2
Loans | Cash flow hedges | Interest rate and foreign exchange risk | Matured
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	24
Loans | Cash flow hedges | Interest rate and foreign exchange risk | Total
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	26
At amortized cost | Fair value hedges | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss		144
At amortized cost | Fair value hedges | Interest rate risk | Current
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	0	144
At amortized cost | Fair value hedges | Interest rate risk | Matured
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	(58)	0
At amortized cost | Fair value hedges | Interest rate risk | Total
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	(58)	144
Deposits | Fair value hedges | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	(142)	12
Deposits | Fair value hedges | Interest rate risk | Current
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	(142)	12
Deposits | Fair value hedges | Interest rate risk | Matured
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	(10)	0
Deposits | Fair value hedges | Interest rate risk | Total
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	(152)	12
Deposits | Cash flow hedges | Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss		0
Deposits | Cash flow hedges | Foreign exchange risk | Current
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss		0
Deposits | Cash flow hedges | Foreign exchange risk | Matured
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss		57
Deposits | Cash flow hedges | Foreign exchange risk | Total
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss		57
Securities sold under repurchase agreements at amortized cost | Fair value hedges | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	14
Securities sold under repurchase agreements at amortized cost | Fair value hedges | Interest rate risk | Current
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	14
Securities sold under repurchase agreements at amortized cost | Fair value hedges | Interest rate risk | Matured
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	0
Securities sold under repurchase agreements at amortized cost | Fair value hedges | Interest rate risk | Total
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	14
Borrowings and debt | Fair value hedges | Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	(516)	176
Borrowings and debt | Fair value hedges | Interest rate risk | Current
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	(516)	176
Borrowings and debt | Fair value hedges | Interest rate risk | Matured
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	6	0
Borrowings and debt | Fair value hedges | Interest rate risk | Total
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	(510)	176
Borrowings and debt | Fair value hedges | Interest rate and foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	1,074	2,908
Borrowings and debt | Fair value hedges | Interest rate and foreign exchange risk | Current
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	1,074	2,908
Borrowings and debt | Fair value hedges | Interest rate and foreign exchange risk | Matured
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	127	0
Borrowings and debt | Fair value hedges | Interest rate and foreign exchange risk | Total
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	1,201	2,908
Borrowings and debt | Cash flow hedges | Current
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss		281
Borrowings and debt | Cash flow hedges | Matured
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss		(682)
Borrowings and debt | Cash flow hedges | Total
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss		(401)
Borrowings and debt | Cash flow hedges | Interest rate and foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	(621)	281
Borrowings and debt | Cash flow hedges | Interest rate and foreign exchange risk | Current
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	(621)	0
Borrowings and debt | Cash flow hedges | Interest rate and foreign exchange risk | Matured
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	99	142
Borrowings and debt | Cash flow hedges | Interest rate and foreign exchange risk | Total
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss	$ (522)	142
Borrowings and debt | Cash flow hedges | Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Ineffectiveness recognised in profit or loss		$ 0